Prepaid Expenses	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Prepaid Expenses	Note 2 – Prepaid Expenses Prepaid expenses at December 31, 2018 represents prepayments for monthly lease payments for the months of January and February 2019.